Deferred Compensation	12 Months Ended
Dec. 31, 2020
Compensation Related Costs [Abstract]
Deferred Compensation
7.	Deferred Compensation
Several key employees have employment agreements which among other conditions, set base salary and incentives. Salaries earned under the employment agreements are to accrue until such time the Company has completed a successful capital raise, which is contemplated as the merger with Gig2. The Company anticipates completing this in the second quarter of 2021. Accrued unpaid compensation at December 31, 2020 aggregated $951,875.
Under the terms of the employment agreements, the key employees are also entitled to potential success bonuses upon the completion of an initial public offering or the merger with Gig2, as defined in the individual employees’ agreements.